UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Christina T. Simmons, Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	July 1, 2003 through June 30, 2004

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FORM N-Px REPORT

ICA File Number: 811-07988

Reporting Period: 07/01/2003 - 06/30/2004

Lord Abbett Investment Trust

LORD ABBETT BALANCED FUND

Nothing to Report

LORD ABBETT CONVERTIBLE FUND

BEA SYSTEMS, INC.

Ticker:	BEAS	Security ID:	073325102
Meeting Date:	JUN 11, 2004	Meeting Type:	Annual
Record Date:	APR 30, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Dean O. Morton	For	Withhold	Management
1.2	Elect Director George Reyes	For	For	Management
2	Ratify Auditors	For	Against	Management

CONTINENTAL AIRLINES, INC.

Ticker:	CAL	Security ID:	210795308
Meeting Date:	MAR 12, 2004	Meeting Type:	Annual
Record Date:	FEB 3, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Thomas J. Barrack, Jr.	For	For	Management
1.2	Elect Director Gordon M. Bethune	For	For	Management
1.3	Elect Director Kirbyjon H. Caldwell	For	For	Management
1.4	Elect Director Lawrence W. Kellner	For	For	Management
1.5	Elect Director Douglas H. Mccorkindale	For	For	Management
1.6	Elect Director Henry L. Meyer III	For	For	Management
1.7	Elect Director George G. C. Parker	For	For	Management
1.8	Elect Director Karen Hastie Williams	For	For	Management
1.9	Elect Director Ronald B. Woodard	For	For	Management
1.10	Elect Director Charles A. Yamarone	For	For	Management
2	Approve Employee Stock Purchase Plan	For	For	Management
3	Ratify Auditors	For	For	Management
4	Retention of Rights Plan Agreement	For	Against	Management
5	Shareholder Imput on Poison Pill Provision	Against	For	Shareholder
6	Other Business	For	Against	Management

FLIR SYSTEMS, INC.

Ticker:	FLIR	Security ID:	302445101
Meeting Date:	APR 21, 2004	Meeting Type:	Annual
Record Date:	MAR 3, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director John D. Carter	For	For	Management
1.2	Elect Director Michael T. Smith	For	For	Management
2	Amend Stock Option Plan	For	For	Management

PUBLIC SERVICE ENTERPRISE GROUP INC.

Ticker:	PEG	Security ID:	744573304
Meeting Date:	APR 20, 2004	Meeting Type:	Annual
Record Date:	FEB 20, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Albert R. Gamper, Jr.	For	Did Not Vote	Management
1.2	Elect Director Ernest H. Drew	For	Did Not Vote	Management
1.3	Elect Director William V. Hickey	For	Did Not Vote	Management
1.4	Elect Director Richard J. Swift	For	Did Not Vote	Management
2	Approve Omnibus Stock Plan	For	Did Not Vote	Management
3	Ratify Auditors	For	Did Not Vote	Management
4	Require Two Candidates for Each Board Seat	Against	Did Not Vote	Shareholder

SIMON PROPERTY GROUP, INC.

Ticker:	SPG	Security ID:	828806109
Meeting Date:	MAY 5, 2004	Meeting Type:	Annual
Record Date:	MAR 8, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Birch Bayh	For	For	Management
1.2	Elect Director Melvyn E. Bergstein	For	For	Management
1.3	Elect Director Linda Walker Bynoe	For	For	Management
1.4	Elect Director Karen N. Horn	For	For	Management
1.5	Elect Director G. William Miller	For	For	Management
1.6	Elect Director J. Albert Smith, Jr.	For	For	Management
1.7	Elect Director Pieter S. van den Berg	For	For	Management
2	Ratify Auditors	For	For	Management
3	Separate Chairman and CEO Positions	Against	For	Shareholder

VALERO ENERGY CORP.

Ticker:	VLO	Security ID:	91913Y407
Meeting Date:	APR 29, 2004	Meeting Type:	Annual
Record Date:	MAR 1, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director E. Glenn Biggs	For	For	Management
1.2	Elect Director Ruben M. Escobedo	For	For	Management
1.3	Elect Director Bob Marbut	For	For	Management
2	Ratify Auditors	For	For	Management
3	Report on Greenhouse Gas Emissions	Against	Against	Shareholder

LORD ABBETT CORE FIXED INCOME FUND

Nothing to Report

LORD ABBETT HIGH-YIELD FUND

AIRGATE PCS, INC.

Ticker:	PCSA	Security ID:	009367301
Meeting Date:	APR 8, 2004	Meeting Type:	Annual
Record Date:	FEB 27, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Robert A. Ferchat	For	For	Management
1.2	Elect Director Max D. Hopper	For	For	Management

LORD ABBETT LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT
SPONSORED ENTERPRISES FUND

Nothing to Report

LORD ABBETT TOTAL RETURN FUND

Nothing to Report

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
ENTERPRISES FUND

Nothing to Report

End of Report

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lord Abbett Investment Trust

	By:	/s/Christina T. Simmons
Christina T. Simmons
Vice President & Secretary

Date:	August 27, 2004